RELATED PARTIES TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 1,638	$ 574	$ 353
Related Party Transaction, Purchases from Related Party	$ 231	$ 245	$ 100